Cover	Apr. 18, 2025	May 06, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date	Apr. 16, 2025
Entity Registrant Name		URBAN-GRO, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39933
Entity Tax Identification Number		46-5158469
Entity Address, Address Line One		1751 Panorama Point
Entity Address, Address Line Two		Unit G
Entity Address, City or Town		Lafayette
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80026
City Area Code		(720)
Local Phone Number		390-3880
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.001 per share
Trading Symbol		UGRO
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001706524
Document Information [Line Items]
Document Period End Date	Apr. 16, 2025
Entity Information [Line Items]
Document Period End Date	Apr. 16, 2025
Entity Listings [Line Items]
Document Period End Date	Apr. 16, 2025